Marketable Securities - Noncurrent - Summary of Marketable Securities Noncurrent (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Investments Debt And Equity Securities [Abstract]
Debt securities, classified as available-for-sale	$ 10,000